Share-Based Compensation - Summary of Compensation Expense Recognized for Share-Based Awards Granted (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 281,744	¥ 226,695	¥ 40,108
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	0		10,170
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	279,748	220,862	19,473
JOYY Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 1,996	¥ 5,833	¥ 10,465